Schedule of borrowings term loan (Details) - USD ($)		Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Total borrowings	[1]	$ 4,319,182	$ 5,778,479
Non-current portion			112,319
Current portion		4,319,182	5,666,160
Term Loan I [member]
IfrsStatementLineItems [Line Items]
Total borrowings	[2]	118,558	201,945
Term Loan IV [member]
IfrsStatementLineItems [Line Items]
Total borrowings	[3]	108,888	378,323
Term Loan V [member]
IfrsStatementLineItems [Line Items]
Total borrowings	[4]	137,837	426,589
Term Loan VI [member]
IfrsStatementLineItems [Line Items]
Total borrowings	[5]	528,376	924,276
Term Loan VII [member]
IfrsStatementLineItems [Line Items]
Total borrowings	[6]	1,573,182	2,014,258
Trade receivables financing [member]
IfrsStatementLineItems [Line Items]
Total borrowings		124,780	81,231
Revolving credit [member]
IfrsStatementLineItems [Line Items]
Total borrowings		$ 1,727,561	$ 1,751,857

[1]	The 2023 comparative figures of the repayment schedule have been reclassified to be consistent with 2024 and aligned with the repayment schedules from the banks.
[2]	Term loan I was obtained for refinancing the outstanding loan amount in relation to the leasehold land and building of the Group. This loan is repayable by monthly instalments over a 120 months period commencing 2015. The interest rates charged were at the bank’s Business Financing Rate (“BFR”) of 5.68% to 5.68% per annum. It contains a repayment on demand clause and therefore it is classified as current liabilities as of December 31, 2024 and 2023.
[3]	Term loan IV was obtained for working capital purposes. This loan is repayable by monthly instalments over a 5 year period commencing from year 2021. The interest rates charged are 2% per annum on monthly rests. As at December 31, 2024, the balance of the loan will be fully repaid before the end of the next financial year and is accordingly classified as current liabilities.
[4]	Term loan V was obtained for working capital purposes. This loan is repayable by monthly instalments over a 5 year period commencing from year 2021. The interest rates charged are 2% per annum. It contains a repayment on demand clause and therefore it was classified as current liabilities as at December 31, 2023. As at December 31, 2024, the balance of the loan will be fully repaid before the end of the next financial year and is accordingly classified as current liabilities.
[5]	Term loan VI was obtained for purchasing of machineries for core business operations. This loan is repayable by monthly instalments over a 5 year period commencing from year 2021. The interest rates charged are 2.50% per annum on monthly rests. It contains a repayment on demand clause and therefore it is classified as current liabilities as of December 31, 2024 and 2023.
[6]	Term loan VII was obtained as a replacement for Term Loan II and also for working capital purposes. This loan is repayable by monthly instalments over a 3 year period commencing year 2023. The interest rates charged are 2% above the Bank’s Cost of Funds. It contains a repayment on demand clause and therefore it is classified as current liabilities as of December 31, 2024 and 2023.